Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Emerging Markets Fund	Dec. 30, 2022
Fidelity Emerging Markets Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.38%
Past 5 years	16.80%
Past 10 years	9.34%
Fidelity Emerging Markets Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.06%
Past 5 years	16.34%
Past 10 years	9.13%
Fidelity Emerging Markets Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.84%
Past 5 years	13.69%
Past 10 years	7.78%
IXYE0
Average Annual Return:
Past 1 year	(2.53%)
Past 5 years	9.90%
Past 10 years	5.53%